Performance Management - Virtus AlphaSimplex Global Alternatives Fund	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Table Heading	Average Annual Total Returns (for the periods ended 12/31/24)
Performance [Table]
Average Annual Total Returns - Virtus AlphaSimplex Global Alternatives Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FT Wilshire 5000 Index | Average Annual Return, Label [Optional Text]	FT Wilshire 5000 Index
FT Wilshire 5000 Index | Average Annual Return, Percent		23.76%	14.10%	12.73%
Barclay Fund of Funds Index | Average Annual Return, Label [Optional Text]	Barclay Fund of Funds Index
Barclay Fund of Funds Index | Average Annual Return, Percent		8.77%	4.34%	2.87%
Class I Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class I Shares | Average Annual Return, Percent		9.66%	2.34%	1.91%
Class I Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Class I Shares | After Taxes on Distributions | Average Annual Return, Percent		9.66%	1.02%	1.02%
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Class I Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		5.72%	1.22%	1.10%
Class A Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class A Shares | Average Annual Return, Percent		3.36%	0.93%	1.08%
Class C Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class C Shares | Average Annual Return, Percent		8.54%	1.30%	0.89%
Class R6 Shares | Average Annual Return, Label [Optional Text]	Return Before Taxes
Class R6 Shares | Average Annual Return, Percent		9.88%	2.40%	1.95%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)